CONTINGENCIES	12 Months Ended
Dec. 31, 2020
CONTINGENCIES
CONTINGENCIES

18.     CONTINGENCIES

The Group is subject to a number of legal or administrative proceedings that generally arise in the ordinary course of its business. The Group does not believe that any currently pending legal or administrative proceeding to which the Group is a party will have a material adverse effect on the consolidated financial statements.